Risk and sensitivity analysis - Asia, interest rate sensitivity (Details) - Asia insurance operations - Non-linked shareholder-backed - Interest rate risk - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Risk and sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	1.00%	1.00%
Change in profit before tax attributable to shareholders, decrease in assumption	£ 2	£ 213
Change in related deferred tax (where applicable), decrease in assumption	(7)	(41)
Net effect on profit and shareholders' equity, decrease in assumption	£ (5)	£ 172
Reasonably possible increase in assumption (as a percent)	1.00%	1.00%
Change in profit before tax attributable to shareholders, increase in assumption	£ (443)	£ (509)
Change in related deferred tax (where applicable), increase in assumption	20	62
Net effect on profit and shareholders' equity, increase in assumption	£ (423)	£ (447)
10-year government bond rates | Minimum
Risk and sensitivity analysis
Reference rate (as a percent)	1.00%	1.20%
10-year government bond rates | Maximum
Risk and sensitivity analysis
Reference rate (as a percent)	7.50%	8.10%